PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2019
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment

A summary of property, plant and equipment is as follows:

	June 30,
	2018	2019

Buildings	$72,257	$71,091
Machinery	14,070	12,787
Software	11,892	13,683
Vehicles	4,717	4,912
Electronic and other equipment	31,310	33,913
Construction in progress	1,824	504
	$136,070	$136,890

Less: Accumulated depreciation and impairment	(55,860)	(60,884)

	$80,210	$76,006

Schedule of Assets leased to others under operating leases

The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2018	2019

Buildings leased to others - at original cost	$14,255	$22,096
Less: Accumulated depreciation	(4,714)	(6,249)
Buildings leased to others - net	$9,541	$15,847